Cover	Nov. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-36312
Entity Registrant Name	POWER REIT
Entity Central Index Key	0001532619
Entity Tax Identification Number	45-3116572
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	301 Winding Road
Entity Address, City or Town	Old Bethpage
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11804
City Area Code	(212)
Local Phone Number	750-0371
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares
Title of 12(b) Security	Common Shares
Trading Symbol	PW
Security Exchange Name	NYSE
7.75% Series A Cumulative Redeemable Perpetual Preferred Stock, Liquidation Preference $25 per Share
Title of 12(b) Security	7.75% Series A Cumulative Redeemable Perpetual Preferred Stock, Liquidation Preference $25 per Share
Trading Symbol	PW.A
Security Exchange Name	NYSE